Intangible assets - Indefinite life brands and other amortized brands (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Impairment charges	£ 47	£ 207	£ 200
Indefinite life brands
Disclosure of detailed information about intangible assets [line items]
Value of major brands	16,594	17,623
Advil
Disclosure of detailed information about intangible assets [line items]
Value of major brands	3,348	3,527
Voltaren
Disclosure of detailed information about intangible assets [line items]
Value of major brands	2,725	2,725
Centrum
Disclosure of detailed information about intangible assets [line items]
Value of major brands	1,762	1,798
Caltrate
Disclosure of detailed information about intangible assets [line items]
Value of major brands	1,609	1,662
Otrivin
Disclosure of detailed information about intangible assets [line items]
Value of major brands	1,385	1,385
Robitussin
Disclosure of detailed information about intangible assets [line items]
Value of major brands	1,107	1,173
Preparation H
Disclosure of detailed information about intangible assets [line items]
Value of major brands	1,042	1,108
Discount rate				6.75%	6.00%
Impairment loss, intangible assets other than goodwill				£ 111
Nexium
Disclosure of detailed information about intangible assets [line items]
Value of major brands		£ 574
Discount rate		6.50%	7.50%
Terminal growth rate		(2.00%)	0.00%
Three-year CAGR		(8.00%)
Impairment loss, intangible assets other than goodwill	0	£ 135
Nexium | Net revenue growth rate lower than management's expectations
Disclosure of detailed information about intangible assets [line items]
Incremental growth rate in scenario		(2.50%)
Incremental impairment in scenario		£ 13
Nexium | Terminal growth rate lower than management's expectations
Disclosure of detailed information about intangible assets [line items]
Incremental growth rate in scenario		(0.50%)
Incremental impairment in scenario		£ 6
Fenistil
Disclosure of detailed information about intangible assets [line items]
Value of major brands	598	598
Emergen-C
Disclosure of detailed information about intangible assets [line items]
Value of major brands	439	470
Theraflu
Disclosure of detailed information about intangible assets [line items]
Value of major brands	436	446
Panadol
Disclosure of detailed information about intangible assets [line items]
Value of major brands	395	395
Sensodyne
Disclosure of detailed information about intangible assets [line items]
Value of major brands	275	276
Excedrin
Disclosure of detailed information about intangible assets [line items]
Value of major brands	177	189
Polident
Disclosure of detailed information about intangible assets [line items]
Value of major brands	129	126
Biotene
Disclosure of detailed information about intangible assets [line items]
Value of major brands	121	127
Vitasprint
Disclosure of detailed information about intangible assets [line items]
Value of major brands	118	113
Corega
Disclosure of detailed information about intangible assets [line items]
Value of major brands	116	110
ChapStick
Disclosure of detailed information about intangible assets [line items]
Impairment loss, intangible assets other than goodwill			£ 170
Other brands
Disclosure of detailed information about intangible assets [line items]
Value of major brands	812	£ 821
Smaller brands
Disclosure of detailed information about intangible assets [line items]
Impairment loss, intangible assets other than goodwill	£ 7		£ 15
Maximum | Indefinite life brands
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	2.50%	2.50%	3.00%
Minimum | Indefinite life brands
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%	0.00%	0.00%
Major Brands
Disclosure of detailed information about intangible assets [line items]
Discount rate	7.00%	7.00%	7.50%
Preparation H
Disclosure of detailed information about intangible assets [line items]
Discount rate	6.75%	6.50%
Terminal growth rate	2.10%	2.10%
Preparation H | Discount rate 0.5 percent higher than management's estimates
Disclosure of detailed information about intangible assets [line items]
Incremental discount rate in scenario	0.50%
Incremental impairment in scenario	£ 90	£ 97